Schedule of Lease Balance Sheet Information (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Operating Lease
Operating Lease right-of-use asset	$ 187	$ 232	$ 67
Operating lease liabilities, current	94	89	67
Operating lease liabilities, long-term	95	143
Total operating lease liabilities	$ 189	$ 232	$ 67